Changes in Accounting Policies and Disclosures - Summary of Lease Liabilities Recognized (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Changes In Accounting Estimates [Abstract]
Operating lease commitments disclosed as at December 31, 2018		₩ 5,137
Discounted using the lessee’s incremental borrowing rate of at the date of initial application		(472)
Exemptions on low-value leases		(5)
Exemptions on short-term leases		(737)
Adjustments on evaluation of extension and termination options under IFRS 16		478
Total	₩ 4,994	4,401
Current lease liabilities	1,986	1,672
Non-current lease liabilities	₩ 3,008	₩ 2,729